New Accounting Guidance and Adoption of New Accounting Guidance - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncement, Early Adoption [Line Items]
Minimum threshold percentage for qualitative goodwill impairment test	50.00%